Fair Value Measurements - Level 3 Fair Value Measurements Inputs (Details) - Level 3	Jun. 30, 2021 $ / shares	Apr. 15, 2021 $ / shares
Option term (in years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements inputs at their measurement	5.34
Fair value measurements inputs used by the estimated fair value of warrants	0.34	0.55
Stock price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements inputs at their measurement	10.17
Fair value measurements inputs used by the estimated fair value of warrants	1.92	1.38
Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements inputs at their measurement	23.9
Fair value measurements inputs used by the estimated fair value of warrants	70.2	67.5
Risk-free interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements inputs at their measurement	0.92
Fair value measurements inputs used by the estimated fair value of warrants	0.05	0.04